Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
March 31, 2022
SI-NPRT1-0522
1.799881.118
Corporate Bonds - 28.7%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,457	7,591
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		2,515	11,820
			19,411
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (c)		2,575	2,575

TOTAL CONVERTIBLE BONDS			21,986
Nonconvertible Bonds - 28.6%
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.8%
Altice France SA:
5.125% 7/15/29(d)		38,465	34,474
5.5% 1/15/28(d)		13,345	12,375
5.5% 10/15/29(d)		28,170	25,276
8.125% 2/1/27(d)		4,495	4,632
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	21,319
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		3,300	3,086
5.625% 9/15/28(d)		2,610	2,382
Frontier Communications Holdings LLC:
5% 5/1/28(d)		11,730	11,261
5.875% 10/15/27(d)		6,300	6,258
6% 1/15/30(d)		5,550	5,134
6.75% 5/1/29(d)		7,510	7,210
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)		2,800	2,659
6% 2/15/28(d)		2,355	2,067
10.75% 6/1/28(d)		3,695	3,852
Qwest Corp. 7.25% 9/15/25		955	1,051
Sable International Finance Ltd. 5.75% 9/7/27 (d)		11,004	11,060
Sprint Capital Corp.:
6.875% 11/15/28		53,897	62,450
8.75% 3/15/32		15,023	20,220
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	8,878
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	13,247
Windstream Escrow LLC 7.75% 8/15/28 (d)		24,965	25,429
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	8,784
			293,104
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		4,175	3,904

Media - 2.8%
Altice Financing SA:
5% 1/15/28(d)		6,470	5,799
5.75% 8/15/29(d)		11,270	10,224
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	4,251
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		10,205	9,261
4.5% 8/15/30(d)		16,805	15,768
4.5% 5/1/32		6,745	6,170
4.75% 3/1/30(d)		51,010	48,982
5% 2/1/28(d)		54,720	54,145
5.125% 5/1/27(d)		25,220	25,257
5.375% 6/1/29(d)		34,085	34,085
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	9,972
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		5,745	5,733
CSC Holdings LLC:
4.5% 11/15/31(d)		14,440	12,942
5.375% 2/1/28(d)		13,855	13,447
6.5% 2/1/29(d)		15,380	15,557
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		24,690	9,567
DISH DBS Corp.:
5.25% 12/1/26(d)		6,925	6,596
5.75% 12/1/28(d)		6,925	6,553
Gannett Holdings LLC 6% 11/1/26 (d)		4,000	3,870
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		8,590	8,214
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		7,310	6,979
6.75% 10/15/27(d)		6,107	6,274
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		13,395	12,976
5.625% 7/15/27(d)		14,270	14,444
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,456
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (d)		6,500	6,147
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,538
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		4,235	4,004
3.875% 9/1/31(d)		5,645	5,137
4% 7/15/28(d)		11,260	10,697
5% 8/1/27(d)		8,740	8,718
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	3,404
Univision Communications, Inc. 4.5% 5/1/29 (d)		5,760	5,483
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	7,413
VZ Secured Financing BV 5% 1/15/32 (d)		11,130	10,407
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		3,375	3,141
6% 1/15/27(d)		7,930	7,980
Ziggo BV 4.875% 1/15/30 (d)		4,805	4,525
			440,116
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		11,675	11,646
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	966
Sprint Corp. 7.625% 3/1/26		3,615	4,081
T-Mobile U.S.A., Inc.:
3.375% 4/15/29		5,905	5,628
3.5% 4/15/31		5,905	5,556
			27,877
TOTAL COMMUNICATION SERVICES			765,001

CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	4,924
Dana, Inc. 4.5% 2/15/32		4,150	3,714
Exide Technologies:
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		1,280	0
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		632	285
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		7,155	7,030
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		2,515	2,427
			18,380
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		13,490	12,028
McLaren Finance PLC 7.5% 8/1/26 (d)		3,860	3,790
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (d)(f)(g)		14,000	13,633
			29,451
Distributors - 0.0%
Ritchie Bros. Holdings, Inc. 4.75% 12/15/31 (d)		3,070	2,993

Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	5,298
Service Corp. International 4% 5/15/31		5,750	5,349
Sotheby's 7.375% 10/15/27 (d)		2,970	3,042
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		4,315	4,175
TKC Holdings, Inc.:
6.875% 5/15/28(d)		6,393	6,216
10.5% 5/15/29(d)		6,065	6,186
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,750	4,762
			35,028
Hotels, Restaurants & Leisure - 2.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		5,685	5,387
4% 10/15/30(d)		23,490	21,189
4.375% 1/15/28(d)		6,265	6,014
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,451
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		2,720	2,566
Boyd Gaming Corp. 4.75% 6/15/31 (d)		7,140	6,881
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		8,375	7,831
6.25% 7/1/25(d)		25,535	26,363
8.125% 7/1/27(d)		34,045	36,478
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,685
Carnival Corp.:
4% 8/1/28(d)		8,475	7,882
7.625% 3/1/26(d)		5,040	5,079
9.875% 8/1/27(d)		10,150	11,219
10.5% 2/1/26(d)		7,395	8,199
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)(h)		2,790	2,818
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,699
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		11,750	11,133
6.75% 1/15/30(d)		11,020	10,138
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		3,350	3,145
4% 5/1/31(d)		5,020	4,738
4.875% 1/15/30		11,025	11,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,245
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		3,955	3,975
Melco Resorts Finance Ltd.:
4.875% 6/6/25(d)		17,840	16,346
5.25% 4/26/26(d)		7,345	6,666
5.375% 12/4/29(d)		4,785	4,055
5.75% 7/21/28(d)		3,385	2,980
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,522
MGM Resorts International 4.75% 10/15/28		6,740	6,523
NCL Corp. Ltd.:
5.875% 3/15/26(d)		6,935	6,589
5.875% 2/15/27(d)		5,580	5,496
NCL Finance Ltd. 6.125% 3/15/28 (d)		2,690	2,495
Papa John's International, Inc. 3.875% 9/15/29 (d)		2,555	2,345
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		6,740	7,456
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		12,975	11,151
5.875% 9/1/31(d)		10,975	9,369
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		4,165	4,002
10.875% 6/1/23(d)		8,545	9,093
11.5% 6/1/25(d)		7,392	8,094
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		5,630	5,370
Station Casinos LLC 4.625% 12/1/31 (d)		4,155	3,801
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	2,497
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	3,982
Viking Cruises Ltd.:
5.875% 9/15/27(d)		3,395	3,094
13% 5/15/25(d)		5,740	6,380
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	5,845
Wynn Macau Ltd. 5.125% 12/15/29 (d)		9,840	8,192
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,712
			363,170
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		4,105	3,576
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	3,908
Century Communities, Inc. 3.875% 8/15/29 (d)		4,225	3,789
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	797
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		7,360	6,311
4% 4/15/29(d)		7,905	7,180
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	2,754
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	12,226
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	8,700
			49,241
Internet & Direct Marketing Retail - 0.2%
Angi Group LLC 3.875% 8/15/28 (d)		3,385	2,868
Millennium Escrow Corp. 6.625% 8/1/26 (d)		5,650	5,364
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		23,835	24,252
			32,484
Multiline Retail - 0.1%
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		2,925	2,886
6.125% 3/15/32(d)		2,820	2,785
Nordstrom, Inc.:
4.25% 8/1/31		11,600	10,572
4.375% 4/1/30		1,745	1,630
5% 1/15/44		825	739
6.95% 3/15/28		250	273
			18,885
Specialty Retail - 0.6%
Arko Corp. 5.125% 11/15/29 (d)		4,190	3,813
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,909
4.625% 11/15/29(d)		4,555	4,242
4.75% 3/1/30		1,980	1,869
5% 2/15/32(d)		4,915	4,569
At Home Group, Inc.:
4.875% 7/15/28(d)		2,840	2,528
7.125% 7/15/29(d)		4,235	3,663
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		3,355	3,523
6.75% 7/1/36		15,890	16,182
6.875% 11/1/35		4,345	4,475
7.5% 6/15/29		5,030	5,448
Carvana Co.:
4.875% 9/1/29(d)		9,855	8,139
5.5% 4/15/27(d)		5,905	5,270
Foot Locker, Inc. 4% 10/1/29 (d)		2,800	2,452
Gap, Inc.:
3.625% 10/1/29(d)		5,600	4,990
3.875% 10/1/31(d)		5,600	4,878
LCM Investments Holdings 4.875% 5/1/29 (d)		3,120	2,947
Michaels Companies, Inc. 5.25% 5/1/28 (d)		6,875	6,312
Victoria's Secret & Co. 4.625% 7/15/29 (d)		10,565	9,517
			96,726
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		2,820	2,383
4.25% 3/15/29(d)		4,325	3,828
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		2,420	2,214
			8,425
TOTAL CONSUMER DISCRETIONARY			654,783

CONSUMER STAPLES - 1.4%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	2,673

Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		5,285	4,770
4.625% 1/15/27(d)		13,797	13,338
4.875% 2/15/30(d)		23,423	22,808
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	4,446
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		4,698	4,980
Nestle Finance International Ltd. 1.5% 3/29/35 (Reg. S)	EUR	10,189	11,318
Performance Food Group, Inc.:
4.25% 8/1/29(d)		3,955	3,604
5.5% 10/15/27(d)		5,345	5,319
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	6,735
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	4,797
			82,115
Food Products - 0.7%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,496
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		3,895	4,270
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		10,725	11,307
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30(d)		12,225	12,497
6.5% 4/15/29(d)		17,835	18,838
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		5,575	5,206
4.375% 1/31/32(d)		2,790	2,606
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		10,220	9,454
Post Holdings, Inc.:
4.5% 9/15/31(d)		12,110	10,729
4.625% 4/15/30(d)		6,415	5,776
5.5% 12/15/29(d)		11,940	11,488
5.75% 3/1/27(d)		1,713	1,721
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	4,027
TreeHouse Foods, Inc. 4% 9/1/28		2,250	1,905
			103,320
Household Products - 0.1%
Diamond BC BV 4.625% 10/1/29 (d)		3,360	3,016
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	3,802
			6,818
Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		6,925	7,072
GSK Consumer Healthcare Capital:
1.75% 3/29/30 (Reg. S)	EUR	4,380	4,883
2.125% 3/29/34 (Reg. S)	EUR	6,041	6,775
			18,730
TOTAL CONSUMER STAPLES			213,656

ENERGY - 3.7%
Energy Equipment & Services - 0.3%
CGG SA 8.75% 4/1/27 (d)		5,895	5,910
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,297
Nabors Industries Ltd.:
7.25% 1/15/26(d)		6,565	6,565
7.5% 1/15/28(d)		5,660	5,519
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		3,620	2,063
NuStar Logistics LP 6% 6/1/26		7,285	7,367
Summit Midstream Holdings LLC:
5.75% 4/15/25		3,405	2,784
8.5%(d)(i)		4,185	3,991
			37,496
Oil, Gas & Consumable Fuels - 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		4,305	4,301
5.75% 1/15/28(d)		10,640	10,866
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,841
Cheniere Energy Partners LP:
3.25% 1/31/32(d)		4,200	3,819
4% 3/1/31		9,070	8,792
Cheniere Energy, Inc. 4.625% 10/15/28		13,395	13,440
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		3,115	3,216
6.75% 4/15/29(d)		4,415	4,676
7% 10/1/24(c)(e)		3,985	0
8% 1/15/25(c)(e)		1,955	0
8% 6/15/27(c)(e)		1,240	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	16,594
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,665	4,694
7% 6/15/25(d)		13,580	13,665
CNX Midstream Partners LP 4.75% 4/15/30 (d)		2,970	2,781
CNX Resources Corp. 6% 1/15/29 (d)		3,200	3,232
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		4,055	4,181
Comstock Resources, Inc.:
5.875% 1/15/30(d)		11,860	11,686
6.75% 3/1/29(d)		8,110	8,366
7.5% 5/15/25(d)		2,246	2,280
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		12,715	12,491
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		11,025	10,924
5.75% 4/1/25		2,960	2,974
6% 2/1/29(d)		16,880	16,817
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		2,450	2,450
CVR Energy, Inc.:
5.25% 2/15/25(d)		9,740	9,453
5.75% 2/15/28(d)		24,505	23,241
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		10,780	10,030
DT Midstream, Inc.:
4.125% 6/15/29(d)		4,285	4,108
4.375% 6/15/31(d)		4,285	4,103
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	9,772
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28(d)		10,149	10,492
6.625% 7/15/25(d)		3,395	3,522
Energy Transfer LP 5.5% 6/1/27		12,065	12,306
Hess Midstream Partners LP:
4.25% 2/15/30(d)		4,590	4,331
5.125% 6/15/28(d)		6,600	6,596
5.625% 2/15/26(d)		9,140	9,377
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		7,130	7,166
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		4,350	4,127
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,795
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	4,120
5.625% 5/1/27		3,665	3,725
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		10,330	10,235
6.75% 9/15/25(d)		8,805	8,857
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,480	6,508
7.5% 4/15/26		9,630	8,402
NGPL PipeCo LLC 4.875% 8/15/27 (d)		1,800	1,868
Occidental Petroleum Corp.:
3.5% 8/15/29		3,820	3,763
4.625% 6/15/45		6,725	6,523
5.875% 9/1/25		6,775	7,196
6.2% 3/15/40		3,565	3,957
6.375% 9/1/28		6,775	7,630
6.45% 9/15/36		11,875	13,949
6.6% 3/15/46		7,130	8,378
6.625% 9/1/30		13,550	15,549
7.2% 3/15/29		2,440	2,708
7.5% 5/1/31		680	830
Parkland Corp.:
4.5% 10/1/29(d)		4,420	4,098
4.625% 5/1/30(d)		5,540	5,152
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	12,664
7.25% 6/15/25		13,580	12,319
9.25% 5/15/25(d)		15,055	15,469
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,092
PDC Energy, Inc. 6.125% 9/15/24		1,240	1,255
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		3,025	3,249
SM Energy Co.:
5.625% 6/1/25		4,400	4,395
6.625% 1/15/27		12,830	13,153
6.75% 9/15/26		3,175	3,265
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,721
5.95% 1/23/25(f)		149	156
7.75% 10/1/27		7,830	8,290
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	5,203
4.5% 4/30/30(d)		5,550	5,113
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31(d)		4,225	4,068
7.5% 10/1/25(d)		5,035	5,302
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	6,408
Teine Energy Ltd. 6.875% 4/15/29 (d)		4,420	4,486
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,277
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		3,525	3,427
4.125% 8/15/31(d)		3,525	3,459
			540,724
TOTAL ENERGY			578,220

FINANCIALS - 2.9%
Banks - 0.0%
Bank of America Corp. 0.583% 8/24/28 (Reg. S) (f)	EUR	2,890	3,008

Capital Markets - 0.3%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		3,905	3,594
7% 8/15/25(d)		2,930	2,912
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		7,265	6,775
Coinbase Global, Inc.:
3.375% 10/1/28(d)		4,200	3,710
3.625% 10/1/31(d)		4,200	3,581
Credit Suisse Group AG 2.875% 4/2/32 (Reg. S) (f)	EUR	12,214	13,544
Hightower Holding LLC 6.75% 4/15/29 (d)		2,870	2,805
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		3,985	3,776
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		4,420	4,260
MSCI, Inc.:
3.25% 8/15/33(d)		4,225	3,797
4% 11/15/29(d)		3,780	3,671
			52,425
Consumer Finance - 1.5%
Ally Financial, Inc.:
8% 11/1/31		16,761	20,801
8% 11/1/31		53,672	67,322
Ford Motor Credit Co. LLC:
3.375% 11/13/25		15,970	15,610
3.625% 6/17/31		7,380	6,690
4% 11/13/30		25,360	23,882
5.113% 5/3/29		6,160	6,197
OneMain Finance Corp.:
4% 9/15/30		3,340	2,948
5.375% 11/15/29		5,560	5,402
6.625% 1/15/28		4,415	4,625
6.875% 3/15/25		30,605	32,182
7.125% 3/15/26		41,215	44,007
			229,666
Diversified Financial Services - 0.6%
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		2,765	2,502
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,786
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,849
5.25% 5/15/27		23,175	22,712
6.25% 5/15/26		14,625	14,918
6.375% 12/15/25		18,820	18,961
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	5,188
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		4,033	141
5.25% 12/27/33 pay-in-kind(d)		3,798	133
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,203
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		9,930	9,359
			88,752
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		4,230	3,911
7% 11/15/25(d)		20,290	20,284
10.125% 8/1/26(d)		6,810	7,253
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,740	6,483
5.875% 11/1/29(d)		4,180	4,018
6.75% 10/15/27(d)		10,080	9,958
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,105	3,941
Berkshire Hathaway Finance Corp. 2% 3/18/34	EUR	12,112	13,356
HUB International Ltd.:
5.625% 12/1/29(d)		6,030	5,759
7% 5/1/26(d)		6,980	7,061
			82,024
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,668

TOTAL FINANCIALS			460,543

HEALTH CARE - 2.1%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,795	2,631

Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe 1.875% 3/8/34	EUR	8,416	9,065
Avantor Funding, Inc. 3.875% 11/1/29 (d)		2,790	2,623
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,536
			14,224
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (d)		2,995	2,830
AMN Healthcare 4.625% 10/1/27 (d)		1,695	1,648
Cano Health, Inc. 6.25% 10/1/28 (d)		1,865	1,790
Centene Corp.:
4.25% 12/15/27		6,820	6,846
4.625% 12/15/29		23,795	23,988
Community Health Systems, Inc.:
4.75% 2/15/31(d)		8,770	8,288
5.25% 5/15/30(d)		8,305	7,971
5.625% 3/15/27(d)		3,305	3,366
6% 1/15/29(d)		4,940	4,992
6.125% 4/1/30(d)		11,530	10,728
8% 3/15/26(d)		37,390	38,939
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,075	1,816
4.625% 6/1/30(d)		15,850	14,801
HealthEquity, Inc. 4.5% 10/1/29 (d)		2,950	2,795
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,483
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		3,250	3,030
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		6,345	6,091
3.875% 5/15/32(d)		5,560	5,287
4.375% 6/15/28(d)		4,690	4,641
Option Care Health, Inc. 4.375% 10/31/29 (d)		3,060	2,869
Radiology Partners, Inc. 9.25% 2/1/28 (d)		11,755	11,755
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	6,054
Tenet Healthcare Corp.:
4.625% 7/15/24		1,500	1,506
4.625% 9/1/24(d)		7,305	7,355
4.875% 1/1/26(d)		18,260	18,420
5.125% 11/1/27(d)		10,955	11,007
6.125% 10/1/28(d)		11,515	11,702
6.25% 2/1/27(d)		20,050	20,583
Vizient, Inc. 6.25% 5/15/27 (d)		1,690	1,741
			250,322
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,723
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		5,580	5,413
			11,136
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		4,745	4,475
4% 3/15/31(d)		6,035	5,665
4.25% 5/1/28(d)		2,045	1,999
Syneos Health, Inc. 3.625% 1/15/29 (d)		5,025	4,642
			16,781
Pharmaceuticals - 0.2%
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	7,200	8,181
Catalent Pharma Solutions:
3.5% 4/1/30(d)		2,800	2,555
5% 7/15/27(d)		2,295	2,322
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		10,200	9,718
5.125% 4/30/31(d)		8,890	8,579
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,677
5.125% 5/9/29		2,775	2,667
			36,699
TOTAL HEALTH CARE			331,793

INDUSTRIALS - 3.7%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28(d)		2,815	2,638
7.125% 6/15/26(d)		5,695	5,581
7.5% 12/1/24(d)		4,403	4,546
7.5% 3/15/25(d)		7,951	7,992
7.875% 4/15/27(d)		28,965	28,458
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,400	6,161
Moog, Inc. 4.25% 12/15/27 (d)		2,025	1,967
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	6,733
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	9,537
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	21,473
TransDigm, Inc.:
4.625% 1/15/29		9,290	8,686
5.5% 11/15/27		68,140	67,629
6.25% 3/15/26(d)		11,120	11,416
6.375% 6/15/26		20,230	20,413
7.5% 3/15/27		11,028	11,359
			214,589
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	3,841

Airlines - 0.4%
Air Canada 3.875% 8/15/26 (d)		4,230	3,992
Delta Air Lines, Inc. 7% 5/1/25 (d)		1,671	1,790
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		20,660	21,538
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		4,670	4,974
United Airlines, Inc.:
4.375% 4/15/26(d)		14,560	14,322
4.625% 4/15/29(d)		8,725	8,297
			54,913
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,400	1,402
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	2,797
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		1,865	1,741
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		4,830	4,517
Victors Merger Corp. 6.375% 5/15/29 (d)		5,760	4,715
			15,172
Commercial Services & Supplies - 0.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		8,235	7,265
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		10,374	9,802
4.625% 6/1/28(d)		6,871	6,422
CoreCivic, Inc. 8.25% 4/15/26		14,975	15,424
Covanta Holding Corp.:
4.875% 12/1/29(d)		4,300	4,105
5% 9/1/30		6,775	6,419
GFL Environmental, Inc.:
4% 8/1/28(d)		4,200	3,864
4.75% 6/15/29(d)		5,705	5,427
IAA, Inc. 5.5% 6/15/27 (d)		2,830	2,837
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	6,288
Madison IAQ LLC:
4.125% 6/30/28(d)		5,345	4,926
5.875% 6/30/29(d)		4,265	3,828
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		2,855	2,848
4.75% 7/15/31(d)		2,870	2,866
Pitney Bowes, Inc.:
6.875% 3/15/27(d)		2,960	2,800
7.25% 3/15/29(d)		2,960	2,792
The Brink's Co. 4.625% 10/15/27 (d)		7,200	7,002
The GEO Group, Inc.:
5.125% 4/1/23		7,555	7,215
5.875% 10/15/24		8,575	7,380
6% 4/15/26		5,755	4,489
			113,999
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		7,490	7,660
Arcosa, Inc. 4.375% 4/15/29 (d)		4,130	3,918
Pike Corp. 5.5% 9/1/28 (d)		13,550	12,771
SRS Distribution, Inc.:
4.625% 7/1/28(d)		5,520	5,273
6% 12/1/29(d)		5,105	4,722
6.125% 7/1/29(d)		3,035	2,800
			37,144
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		5,910	5,628

Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		4,630	4,352
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		1,880	1,942
			6,294
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		4,240	3,964

Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	5,526
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		6,270	6,052
4% 7/1/29(d)		2,820	2,754
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	4,176
			18,508
Road & Rail - 0.7%
Hertz Corp.:
4.625% 12/1/26(d)		2,350	2,194
5% 12/1/29(d)		4,560	4,127
5.5% 10/15/24(c)(d)(e)		6,540	8
6% 1/15/28(c)(d)(e)		5,785	340
6.25% 10/15/22(c)(e)		6,775	8
7.125% 8/1/26(c)(d)(e)		6,315	363
Uber Technologies, Inc.:
4.5% 8/15/29(d)		12,675	11,883
6.25% 1/15/28(d)		5,520	5,707
7.5% 9/15/27(d)		31,625	33,720
8% 11/1/26(d)		29,170	30,999
XPO Logistics, Inc. 6.25% 5/1/25 (d)		11,590	11,979
			101,328
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	2,799
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	9,413
			12,212
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		4,235	3,949

TOTAL INDUSTRIALS			591,541

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.0%
II-VI, Inc. 5% 12/15/29 (d)		4,370	4,272
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	4,200
			8,472
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		4,315	3,964
Block, Inc. 3.5% 6/1/31 (d)		5,745	5,257
CA Magnum Holdings 5.375% (d)(i)		2,230	2,174
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	6,190
Gartner, Inc.:
3.625% 6/15/29(d)		4,040	3,788
3.75% 10/1/30(d)		6,920	6,496
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		6,060	5,572
5.25% 12/1/27(d)		5,665	5,691
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	3,336
Unisys Corp. 6.875% 11/1/27 (d)		3,685	3,855
			46,323
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		6,765	6,461
Synaptics, Inc. 4% 6/15/29 (d)		3,500	3,299
			9,760
Software - 0.7%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	6,610
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		5,025	4,793
4.875% 7/1/29(d)		4,755	4,474
Elastic NV 4.125% 7/15/29 (d)		8,005	7,444
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	6,215
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,780	5,570
MicroStrategy, Inc. 6.125% 6/15/28 (d)		9,960	9,691
NCR Corp.:
5% 10/1/28(d)		3,385	3,241
5.25% 10/1/30(d)		13,370	12,674
5.75% 9/1/27(d)		5,480	5,480
6.125% 9/1/29(d)		5,480	5,494
NortonLifeLock, Inc. 5% 4/15/25 (d)		6,360	6,350
Open Text Corp.:
3.875% 2/15/28(d)		3,220	3,087
3.875% 12/1/29(d)		3,045	2,893
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		3,220	3,053
4.125% 12/1/31(d)		2,490	2,331
PTC, Inc.:
3.625% 2/15/25(d)		3,755	3,713
4% 2/15/28(d)		3,715	3,619
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		11,835	11,237
			107,969
TOTAL INFORMATION TECHNOLOGY			172,524

MATERIALS - 2.2%
Chemicals - 0.8%
Gpd Companies, Inc. 10.125% 4/1/26 (d)		8,860	9,214
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	6,069
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		2,100	1,937
Lanxess AG 1.75% 3/22/28 (Reg. S)	EUR	7,300	7,973
Linde PLC:
1.375% 3/31/31 (Reg. S)	EUR	7,900	8,729
1.625% 3/31/35 (Reg. S)	EUR	12,100	13,483
LSB Industries, Inc. 6.25% 10/15/28 (d)		9,723	9,859
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		5,600	5,086
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		3,770	3,553
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		6,435	5,920
The Chemours Co. LLC:
5.375% 5/15/27		18,470	18,424
5.75% 11/15/28(d)		10,075	9,789
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	5,171
Tronox, Inc. 6.5% 5/1/25 (d)		5,410	5,598
Valvoline, Inc. 4.25% 2/15/30 (d)		4,680	4,271
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		13,095	12,245
			127,321
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		6,525	6,443

Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		3,025	2,745
4% 9/1/29(d)		6,050	5,461
Cascades, Inc.:
5.125% 1/15/26(d)		3,310	3,300
5.375% 1/15/28(d)		3,310	3,306
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)(h)		3,315	3,352
8.75% 4/15/30(d)(h)		7,010	6,598
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	18,659
7.5% 12/15/96		7,695	8,760
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	3,376
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		3,585	3,280
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,531
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		4,310	4,439
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	4,164
			69,971
Metals & Mining - 0.9%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		7,735	7,580
6.125% 5/15/28(d)		2,110	2,210
Algoma Steel SCA 0% 12/31/23 (c)		1,518	0
Allegheny Technologies, Inc.:
4.875% 10/1/29		2,795	2,649
5.125% 10/1/31		2,480	2,326
Arconic Corp.:
6% 5/15/25(d)		4,090	4,184
6.125% 2/15/28(d)		9,123	9,154
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		4,615	4,552
4.875% 3/1/31(d)		4,615	4,563
5.875% 6/1/27		11,010	11,293
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	9,432
Eldorado Gold Corp. 6.25% 9/1/29 (d)		4,225	4,228
ERO Copper Corp. 6.5% 2/15/30 (d)		4,180	4,072
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		6,560	6,593
6.875% 3/1/26(d)		14,330	14,688
7.5% 4/1/25(d)		12,105	12,328
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31(d)		4,420	4,181
4.5% 9/15/27(d)		5,450	5,309
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	3,498
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		6,320	6,415
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	6,214
Mineral Resources Ltd. 8.125% 5/1/27 (d)		11,025	11,397
Murray Energy Corp.:
11.25% 4/15/21(c)(d)(e)		5,925	0
12% 4/15/24 pay-in-kind(c)(d)(e)(f)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,015	1,879
			138,745
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		4,190	3,551
LABL, Inc. 5.875% 11/1/28 (d)		6,750	6,328
			9,879
TOTAL MATERIALS			352,359

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		4,190	3,928
Iron Mountain, Inc.:
4.875% 9/15/29(d)		14,590	13,888
5% 7/15/28(d)		6,370	6,210
5.25% 7/15/30(d)		5,915	5,797
5.625% 7/15/32(d)		5,915	5,828
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		6,695	6,578
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	6,222
4.625% 8/1/29		10,950	10,841
5% 10/15/27		15,435	15,695
SBA Communications Corp. 3.875% 2/15/27		9,720	9,481
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		9,350	8,824
6.5% 2/15/29(d)		19,535	18,213
Uniti Group, Inc.:
6% 1/15/30(d)		6,990	6,291
7.875% 2/15/25(d)		9,940	10,328
VICI Properties, Inc.:
4.25% 12/1/26(d)		12,650	12,597
4.625% 12/1/29(d)		7,220	7,202
			147,923
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	6,871
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		8,505	8,016
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		5,555	5,111
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		6,480	6,334
5.875% 6/15/27(d)		5,610	5,834
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	2,806
			34,972
TOTAL REAL ESTATE			182,895

UTILITIES - 1.4%
Electric Utilities - 1.2%
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		2,795	2,571
4.75% 3/15/28(d)		4,055	4,073
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,080	2,738
3.625% 2/15/31(d)		6,110	5,374
3.875% 2/15/32(d)		7,040	6,195
5.75% 1/15/28		20,240	20,572
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	5,117
3.95% 12/1/47		13,510	11,178
4% 12/1/46		14,690	12,220
4.25% 3/15/46		1,475	1,275
4.3% 3/15/45		3,690	3,143
4.55% 7/1/30		36,325	36,042
PG&E Corp.:
5% 7/1/28		13,615	13,160
5.25% 7/1/30		5,150	4,995
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		11,110	10,499
5% 7/31/27(d)		13,800	13,577
5.5% 9/1/26(d)		9,975	10,030
5.625% 2/15/27(d)		17,455	17,440
			180,199
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	17,877
8% 3/1/32		9,400	11,931
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		5,750	5,391
			35,199
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,735	3,599

TOTAL UTILITIES			218,997

TOTAL NONCONVERTIBLE BONDS			4,522,312
TOTAL CORPORATE BONDS (Cost $4,580,172)			4,544,298

U.S. Government and Government Agency Obligations - 26.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.0%
Fannie Mae 0.625% 4/22/25	2,128	2,010
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,664
5.375% 4/1/56	3,503	5,142
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		9,816
U.S. Treasury Obligations - 26.3%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.4% 4/7/22 to 5/19/22 (j)	19,720	19,718
U.S. Treasury Bonds:
1.875% 11/15/51	60,899	53,420
2% 11/15/41	55,859	50,544
2% 8/15/51	183,744	165,772
2.25% 2/15/52	108,100	103,675
2.5% 2/15/45 (j)(k)	216,056	210,435
3% 5/15/45	20,100	21,355
3% 2/15/49	145,860	160,326
4.75% 2/15/37 (j)	74,200	96,808
5.25% 2/15/29	5,406	6,368
6.125% 8/15/29	3,663	4,584
U.S. Treasury Notes:
0.125% 6/30/22	46,344	46,292
0.125% 8/31/22	82,000	81,728
0.125% 11/30/22	35,000	34,722
0.125% 12/31/22	33,500	33,175
0.125% 2/28/23	89,000	87,804
0.125% 3/31/23	30,000	29,532
0.125% 5/31/23	38,200	37,420
0.125% 6/30/23	34,600	33,820
0.125% 8/15/23	2,411	2,348
0.125% 10/15/23	2,852	2,764
0.25% 5/15/24	470	449
0.25% 7/31/25	35,866	33,252
0.25% 9/30/25	26,037	24,052
0.25% 10/31/25	17,600	16,227
0.375% 10/31/23	20,700	20,119
0.375% 4/30/25	82,771	77,504
0.375% 12/31/25	167,057	154,260
0.375% 1/31/26	13,900	12,807
0.5% 11/30/23	129,700	126,067
0.625% 7/31/26	24,000	22,146
0.75% 3/31/26	46,052	42,945
0.75% 8/31/26	29,200	27,064
0.875% 9/30/26	202,400	188,398
1% 7/31/28	49,141	44,966
1.125% 10/31/26	17,300	16,273
1.125% 8/31/28 (j)(k)	544,919	502,044
1.25% 12/31/26	52,353	49,463
1.25% 9/30/28	38,280	35,523
1.375% 8/31/23	11,000	10,891
1.375% 10/31/28	8,911	8,330
1.375% 11/15/31	111,828	102,602
1.5% 2/29/24 (l)	320,700	316,027
1.5% 10/31/24	480	468
1.5% 1/31/27	51,889	49,586
1.5% 11/30/28	6,930	6,528
1.625% 11/15/22	14,901	14,932
1.625% 5/31/23	19,717	19,654
1.625% 9/30/26	3,093	2,978
1.75% 1/31/29	41,434	39,673
1.875% 7/31/22	43,433	43,591
1.875% 2/28/27 (l)	280,000	272,497
1.875% 2/28/29	33,900	32,724
1.875% 2/15/32 (l)	43,000	41,280
2.125% 7/31/24	118,408	117,566
2.125% 5/15/25	12,033	11,886
2.25% 4/30/24	78,844	78,635
2.25% 3/31/26	34,717	34,352
2.5% 2/28/26	38,997	38,942
2.625% 12/31/23 (l)	56,283	56,641
2.75% 2/15/24	151,465	152,625
2.75% 6/30/25	197	198
3.125% 11/15/28	31,330	32,621
TOTAL U.S. TREASURY OBLIGATIONS		4,161,396
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	11,232
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,325,062)		4,182,444

U.S. Government Agency - Mortgage Securities - 2.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.6%
1.5% 11/1/41	27,458	24,843
2.5% 9/1/51 to 2/1/52	20,198	19,315
3% 11/1/34 to 2/1/52	13,899	13,916
3.5% 6/1/49 to 3/1/52	40,947	41,131
TOTAL FANNIE MAE		99,205
Freddie Mac - 0.7%
2.5% 5/1/41 to 1/1/52	22,028	21,280
3% 9/1/34	4,366	4,417
3.5% 2/1/51 to 3/1/52	80,186	80,614
TOTAL FREDDIE MAC		106,311
Ginnie Mae - 0.9%
2% 4/1/52 (h)	1,100	1,046
2% 4/1/52 (h)	1,050	998
2% 4/1/52 (h)	350	333
2% 5/1/52 (h)	1,050	997
2% 5/1/52 (h)	1,150	1,092
2% 5/1/52 (h)	500	475
2% 5/1/52 (h)	800	759
3% 4/1/52 (h)	6,950	6,870
3% 4/1/52 (h)	6,300	6,227
3% 4/1/52 (h)	5,300	5,239
3% 4/1/52 (h)	1,050	1,038
3% 4/1/52 (h)	1,050	1,038
3% 5/1/52 (h)	11,700	11,534
3.5% 11/20/50	4,648	4,687
3.5% 4/1/52 (h)	17,150	17,251
3.5% 4/1/52 (h)	27,950	28,114
4% 4/1/52 (h)	6,500	6,627
4% 4/1/52 (h)	6,300	6,423
4% 4/1/52 (h)	20,850	21,259
4% 4/1/52 (h)	21,050	21,462
TOTAL GINNIE MAE		143,469
Uniform Mortgage Backed Securities - 0.7%
2% 4/1/37 (h)	450	437
2% 4/1/37 (h)	350	340
2.5% 4/1/52 (h)	200	191
2.5% 4/1/52 (h)	125	119
2.5% 5/1/52 (h)	250	238
2.5% 5/1/52 (h)	100	95
2.5% 6/1/52 (h)	150	143
3.5% 4/1/52 (h)	20,850	20,887
3.5% 4/1/52 (h)	21,050	21,088
3.5% 5/1/52 (h)	28,500	28,444
4% 4/1/52 (h)	20,850	21,278
4% 4/1/52 (h)	21,050	21,483
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		114,743
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $471,429)		463,728

Commercial Mortgage Securities - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2997% 2/25/31 (f)(g)	18,149	17,964
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2897% 3/25/31 (f)(g)	31,358	31,133
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2797% 4/25/31 (f)(g)	10,140	10,140
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2797% 5/25/28 (f)(g)	13,250	13,250
Series 2021-F114 Class A/S, 0.2697% 5/25/31 (f)	6,200	6,130
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2597% 7/25/31 (f)(g)	35,921	35,921
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2497% 8/25/31 (f)(g)	33,884	33,501
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2297% 8/25/28 (f)(g)	24,766	24,518
sequential payer:
Series 2021-K135 Class A2, 2.154% 10/25/31	14,000	13,187
Series 2021-K136 Class A2, 2.127% 11/25/31	5,000	4,692
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $193,279)		190,436

Foreign Government and Government Agency Obligations - 4.6%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	13,950	7,489
Canadian Government:
1.5% 6/1/31	CAD	18,415	13,655
2% 12/1/51	CAD	7,255	5,341
German Federal Republic:
0% 6/16/23 (Reg. S)	EUR	35,450	39,401
0% 10/9/26 (Reg. S)	EUR	65,490	71,360
0% 2/15/31 (Reg. S)	EUR	131,250	139,210
0% 8/15/31	EUR	67,491	71,186
0% 2/15/32 (Reg. S)	EUR	131,105	137,478
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		54,954	57,484
5.5% 12/4/23		19,812	20,828
Japan Government:
0.1% 12/20/30	JPY	4,767,600	38,889
0.4% 3/20/56	JPY	2,254,000	15,692
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/26 (Reg. S)	GBP	86,985	108,801
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $776,248)			726,814

Common Stocks - 4.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(m)	2,242,893	897
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (m)	4,700	13,072
Meta Platforms, Inc. Class A (m)	58,300	12,964
		26,036
Media - 0.1%
iHeartMedia, Inc. (m)	26	0
Nexstar Broadcasting Group, Inc. Class A	109,115	20,566
		20,566
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (m)	55,300	7,098
TOTAL COMMUNICATION SERVICES		54,597
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Exide Technologies (c)(m)	7,093	7
Exide Technologies (c)(m)	418,807	0
Exide Technologies (c)(m)	280	182
UC Holdings, Inc. (c)(m)	560,355	2,723
		2,912
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.	167,200	10,998
Caesars Entertainment, Inc. (m)	290,400	22,465
Studio City International Holdings Ltd. (d)	121,177	707
Studio City International Holdings Ltd. ADR (m)	133,400	779
		34,949
Household Durables - 0.1%
Tempur Sealy International, Inc.	400,048	11,169
Specialty Retail - 0.1%
Lowe's Companies, Inc.	26,800	5,419
Williams-Sonoma, Inc.	39,100	5,670
		11,089
TOTAL CONSUMER DISCRETIONARY		60,119
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(m)	584,047	13,737
Food Products - 0.2%
Darling Ingredients, Inc. (m)	167,700	13,480
JBS SA	2,570,800	20,103
Reddy Ice Holdings, Inc. (c)(m)	133,255	7
		33,590
TOTAL CONSUMER STAPLES		47,327
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (m)	66,694	476
Forbes Energy Services Ltd. (c)(m)	135,187	0
Jonah Energy Parent LLC (c)(m)	183,159	10,156
Superior Energy Services, Inc. Class A (c)(m)	66,115	1,693
		12,325
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp.	1,098,169	49,121
California Resources Corp. warrants 10/27/24 (m)	34,633	498
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(m)	289	0
Series B warrants 10/1/25 (c)(m)	289	0
Cheniere Energy, Inc.	89,200	12,368
Chesapeake Energy Corp.	235,084	20,452
Chesapeake Energy Corp. (b)(m)	15,902	1,383
Chesapeake Energy Corp.:
Series A warrants 2/9/26 (m)	70,147	4,492
Series B warrants 2/9/26 (m)	77,942	4,641
Series C warrants 2/9/26 (m)	50,150	2,792
Civitas Resources, Inc.	36,312	2,168
Denbury, Inc. warrants 9/18/25 (m)	288,114	15,270
EP Energy Corp. (c)(m)	611,545	54,403
Mesquite Energy, Inc. (c)(m)	185,122	10,295
Unit Corp. (m)	28,630	1,762
		179,645
TOTAL ENERGY		191,970
FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(m)	7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.	302,400	14,337
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)	8,127	3
TOTAL FINANCIALS		14,340
HEALTH CARE - 0.2%
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (m)	17,600	4,998
IQVIA Holdings, Inc. (m)	73,200	16,925
Thermo Fisher Scientific, Inc.	17,300	10,218
		32,141
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
GXO Logistics, Inc. (m)	45,068	3,215
Building Products - 0.0%
Carrier Global Corp.	107,100	4,913
Electrical Equipment - 0.0%
Array Technologies, Inc. (m)	500	6
Professional Services - 0.1%
ASGN, Inc. (m)	84,800	9,897
Road & Rail - 0.1%
XPO Logistics, Inc. (m)	83,900	6,108
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (c)(m)	11,553	1,596
Class B (c)(m)	3,850	532
		2,128
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)	403,760	0
Class A2 (b)(c)(m)	403,760	0
Class A3 (b)(c)(m)	403,760	0
Class A4 (b)(c)(m)	403,760	0
Class A5 (b)(c)(m)	403,760	0
Class A6 (b)(c)(m)	403,760	0
Class A7 (b)(c)(m)	403,760	0
Class A8 (b)(c)(m)	403,760	0
Class A9 (b)(c)(m)	403,760	0
		0
TOTAL INDUSTRIALS		26,267
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
CDW Corp.	51,000	9,123
Zebra Technologies Corp. Class A (m)	22,600	9,350
		18,473
IT Services - 0.1%
Global Payments, Inc.	116,900	15,997
GTT Communications, Inc. rights (c)(m)	285,630	286
		16,283
Semiconductors & Semiconductor Equipment - 0.4%
Lam Research Corp.	32,400	17,419
Marvell Technology, Inc.	155,200	11,129
Microchip Technology, Inc.	127,400	9,573
NXP Semiconductors NV	30,100	5,571
onsemi (m)	201,800	12,635
		56,327
Software - 0.2%
Adobe, Inc. (m)	37,000	16,858
SS&C Technologies Holdings, Inc.	162,539	12,194
		29,052
TOTAL INFORMATION TECHNOLOGY		120,135
MATERIALS - 0.5%
Chemicals - 0.2%
CF Industries Holdings, Inc.	225,700	23,261
The Chemours Co. LLC	403,410	12,699
		35,960
Containers & Packaging - 0.1%
Berry Global Group, Inc. (m)	207,500	12,027
WestRock Co.	234,700	11,038
		23,065
Metals & Mining - 0.2%
Algoma Steel GP	326,161	3,486
Algoma Steel SCA (c)(m)	151,792	0
Elah Holdings, Inc. (c)(m)	517	40
First Quantum Minerals Ltd.	595,000	20,599
		24,125
TOTAL MATERIALS		83,150
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	275,800	10,580
PG&E Corp. (m)	756,168	9,029
Portland General Electric Co.	13,962	770
		20,379
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (c)	10,774	129
PureWest Energy rights (c)(m)	6,493	0
		129
TOTAL UTILITIES		20,508
TOTAL COMMON STOCKS (Cost $401,431)		650,554

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(m)	624	581
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)	193,792,711	65
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,489)		646

Bank Loan Obligations - 1.5%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(g)(n)	5,356	5,305
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (f)(g)(n)	2,677	2,633
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (f)(g)(n)	4,214	4,003
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 3/9/27 (f)(g)(n)	4,347	4,226
		16,167
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (f)(g)(n)	3,612	3,658
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7306% 9/19/26 (f)(g)(n)	2,338	2,327
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 1/31/29 (f)(g)(n)	3,580	3,538
		9,523
TOTAL COMMUNICATION SERVICES		25,690
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(n)	515	477
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7579% 12/17/28 (f)(g)(n)	1,047	1,036
		1,513
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.256% 8/22/25 (f)(g)(n)	3,640	3,619
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (f)(g)(n)	6,643	6,635
		10,254
Hotels, Restaurants & Leisure - 0.0%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (f)(g)(n)	7,022	6,979
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (f)(g)(n)	1,747	1,736
		8,715
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (f)(g)(n)	2,690	2,517
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 2/5/26 (f)(g)(n)	11,123	10,769
		13,286
TOTAL CONSUMER DISCRETIONARY		33,768
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/24/29 (f)(g)(n)	983	966
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/20/29 (f)(g)(n)	57	56
		1,022
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/21/20 (c)(e)(f)(n)	1,267	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(n)	829	816
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(f)(g)(n)	3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(f)(g)(n)	1,476	0
		816
TOTAL ENERGY		816
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8049% 2/27/28 (f)(g)(n)	5,321	5,286
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(n)	653	650
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(n)	6,448	6,398
		7,048
TOTAL FINANCIALS		12,334
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (f)(g)(n)	9,777	9,752
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(n)	3,335	3,308
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.25% 6/13/26 (f)(g)(n)	23,144	21,147
		34,207
Health Care Technology - 0.1%
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/15/29 (f)(g)(n)	4,776	4,717
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (f)(g)(n)(o)	809	800
		5,517
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 6/1/25 (f)(g)(n)	784	777
TOTAL HEALTH CARE		40,501
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26 (f)(g)(n)	1,517	1,488
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (f)(g)(n)	816	800
		2,288
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(n)	4,230	4,186
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(n)	2,095	2,160
		6,346
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(n)	11,374	10,230
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/25/29 (f)(g)(n)	10,590	10,365
		20,595
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (f)(g)(n)	525	520
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (f)(g)(n)(p)	299	293
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (f)(g)(n)(p)	1,903	1,870
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (f)(g)(n)(p)	299	293
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(n)	1,409	1,387
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(n)	4,534	4,353
		8,716
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.0187% 6/4/28 (f)(g)(n)	3,080	3,038
TOTAL INDUSTRIALS		40,983
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (f)(g)(n)	993	981
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(n)	603	596
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 10/31/26 (f)(g)(n)	674	666
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (f)(g)(n)	7,817	6,361
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (f)(g)(n)	5,339	5,313
		12,936
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 10/2/25 (f)(g)(n)	19,042	18,911
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(g)(n)	3,169	3,143
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (f)(g)(n)	3,097	3,061
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (f)(g)(n)	3,089	3,051
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (f)(g)(n)	6,720	6,659
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 2/28/27 (f)(g)(n)	1,284	1,270
		36,095
TOTAL INFORMATION TECHNOLOGY		50,012
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (f)(g)(n)	1,706	1,657
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 9/22/28 (f)(g)(n)	1,287	1,274
		2,931
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/30/29 (f)(g)(n)(p)	4,180	4,110
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (f)(g)(n)	792	719
		4,829
TOTAL MATERIALS		7,760
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(n)	16,717	16,487
TOTAL BANK LOAN OBLIGATIONS (Cost $237,450)		229,373

Fixed-Income Funds - 24.1%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (q)	291,609,045	2,417,439
Fidelity Floating Rate Central Fund (q)	14,016,796	1,398,175
TOTAL FIXED-INCOME FUNDS (Cost $4,172,815)		3,815,614

Preferred Securities - 4.1%
		Principal Amount (a) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (f)(i)	EUR	14,300	15,754
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
DCP Midstream Partners LP 7.375% (f)(i)		8,965	8,606
Energy Transfer LP:
6.25% (f)(i)		45,897	39,299
6.625% (f)(i)		17,100	15,305
7.125% (f)(i)		4,160	4,056
MPLX LP 6.875% (f)(i)		18,000	17,640
Summit Midstream Partners LP 9.5% (f)(i)		1,711	1,370
			86,276
FINANCIALS - 3.4%
Banks - 3.1%
Bank of America Corp.:
5.2% (f)(i)		48,090	48,451
5.875% (f)(i)		60,475	61,068
6.25% (f)(i)		18,480	19,103
Citigroup, Inc.:
4.7% (f)(i)		8,755	8,383
5% (f)(i)		36,455	36,090
5.9% (f)(i)		25,875	26,270
5.95% (f)(i)		46,925	47,422
6.3% (f)(i)		4,120	4,136
Huntington Bancshares, Inc. 5.7% (f)(i)		7,660	7,356
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (f)(g)(i)		30,810	30,694
4% (f)(i)		19,100	18,011
4.6% (f)(i)		13,385	12,900
5% (f)(i)		18,675	18,613
6% (f)(i)		54,840	55,526
6.125% (f)(i)		12,865	12,981
6.75% (f)(i)		6,270	6,543
Wells Fargo & Co.:
5.875% (f)(i)		36,775	38,423
5.9% (f)(i)		46,445	46,793
			498,763
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
4.4% (f)(i)		4,530	4,304
4.95% (f)(i)		7,885	7,870
5% (f)(i)		29,914	28,568
			40,742
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(i)		1,116	46
TOTAL FINANCIALS			539,551
TOTAL PREFERRED SECURITIES (Cost $649,599)			641,581

Money Market Funds - 7.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.31% (r)	506,256,842	506,358
Fidelity Securities Lending Cash Central Fund 0.31% (r)(s)	677,004,650	677,072
TOTAL MONEY MARKET FUNDS (Cost $1,183,387)		1,183,430

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $16,998,361)	16,628,918
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(807,362)
NET ASSETS - 100.0%	15,821,556

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 4/1/52	(800)	(761)
3% 4/1/52	(11,700)	(11,565)
3.5% 4/1/52	(1,250)	(1,257)
3.5% 4/1/52	(20,850)	(20,973)
3.5% 4/1/52	(21,050)	(21,174)

TOTAL GINNIE MAE		(55,730)

Uniform Mortgage Backed Securities
2% 4/1/37	(350)	(340)
2% 4/1/37	(450)	(437)
2.5% 4/1/52	(100)	(95)
2.5% 4/1/52	(150)	(143)
2.5% 4/1/52	(75)	(72)
2.5% 5/1/52	(350)	(333)
2.5% 6/1/52	(150)	(143)
3.5% 4/1/52	(28,500)	(28,551)
3.5% 4/1/52	(20,850)	(20,887)
3.5% 4/1/52	(21,050)	(21,088)
4% 4/1/52	(20,850)	(21,278)
4% 4/1/52	(21,050)	(21,483)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(114,850)

TOTAL TBA SALE COMMITMENTS (Proceeds $170,203)		(170,580)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,230	Jun 2022	642,636	(18,520)	(18,520)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,788	Jun 2022	590,838	(7,761)	(7,761)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	53	Jun 2022	6,078	8	8
CBOT Long Term U.S. Treasury Bond Contracts (United States)	277	Jun 2022	41,567	(928)	(928)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1,972	Jun 2022	349,291	(13,608)	(13,608)

TOTAL FUTURES CONTRACTS					(40,809)
The notional amount of futures purchased as a percentage of Net Assets is 10.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

USD	4,725	BRL	22,356	Citi Brazil	4/01/22	30
USD	3,664	EUR	3,334	Hsbc Bank Plc	4/01/22	(25)
AUD	11,871	USD	8,620	Brown Brothers Harriman & Co.	5/18/22	269
CAD	21,278	USD	16,777	Bank Of America NA	5/18/22	241
EUR	420,456	USD	472,550	Bank Of America NA	5/18/22	(6,714)
EUR	5,251	USD	5,788	Barclays Bank PLC	5/18/22	29
EUR	6,891	USD	7,608	Brown Brothers Harriman & Co.	5/18/22	26
EUR	3,283	USD	3,630	Brown Brothers Harriman & Co.	5/18/22	8
EUR	39,608	USD	45,620	CIBC World Markets	5/18/22	(1,737)
EUR	4,419	USD	4,865	Citibank NA	5/18/22	31
EUR	9,495	USD	10,453	Citibank NA	5/18/22	67
EUR	4,235	USD	4,704	Hsbc Bank Plc	5/18/22	(12)
EUR	11,710	USD	12,928	Hsbc Bank Plc	5/18/22	46
EUR	2,015	USD	2,221	Hsbc Bank Plc	5/18/22	11
EUR	19,107	USD	21,085	Hsbc Bank Plc	5/18/22	84
EUR	7,060	USD	7,761	Morgan Stanley	5/18/22	61
EUR	2,636	USD	2,945	Morgan Stanley	5/18/22	(24)
EUR	4,010	USD	4,502	National Australia Bank	5/18/22	(59)
EUR	26,450	USD	29,221	National Australia Bank	5/18/22	84
EUR	1,873	USD	2,069	Royal Bank Of Canada	5/18/22	6
EUR	3,487	USD	3,979	Royal Bank Of Canada	5/18/22	(115)
EUR	36,411	USD	39,500	Royal Bank Of Canada	5/18/22	841
EUR	3,099	USD	3,417	Royal Bank Of Canada	5/18/22	17
EUR	9,667	USD	10,783	Royal Bank Of Canada	5/18/22	(73)
EUR	10,045	USD	11,130	Royal Bank Of Canada	5/18/22	(1)
EUR	4,362	USD	4,797	State Street Bank	5/18/22	36
GBP	1,775	USD	2,337	BNP Paribas	5/18/22	(6)
GBP	65,806	USD	88,132	Royal Bank Of Canada	5/18/22	(1,707)
JPY	5,597,909	USD	48,727	Morgan Stanley	5/18/22	(2,698)
USD	16,602	AUD	23,036	National Australia Bank	5/18/22	(647)
USD	36,318	CAD	46,036	Hsbc Bank Plc	5/18/22	(501)
USD	300,035	EUR	262,398	BNP Paribas	5/18/22	9,316
USD	39,450	EUR	36,120	BNP Paribas	5/18/22	(568)
USD	229,057	EUR	200,270	Bank Of America NA	5/18/22	7,171
USD	300,036	EUR	262,398	Barclays Bank PLC	5/18/22	9,317
USD	22,863	EUR	20,718	Brown Brothers Harriman & Co.	5/18/22	(91)
USD	4,463	EUR	3,983	Hsbc Bank Plc	5/18/22	50
USD	10,122	EUR	9,084	Hsbc Bank Plc	5/18/22	58
USD	8,166	EUR	7,407	Hsbc Bank Plc	5/18/22	(40)
USD	18,412	EUR	16,730	Hsbc Bank Plc	5/18/22	(124)
USD	4,349	EUR	3,884	JPMorgan Chase Bank, N.A.	5/18/22	46
USD	7,497	EUR	6,850	Morgan Stanley	5/18/22	(92)
USD	6,348	EUR	5,570	National Australia Bank	5/18/22	176
USD	4,346	EUR	3,791	Royal Bank Of Canada	5/18/22	145
USD	300,016	EUR	262,398	Royal Bank Of Canada	5/18/22	9,296
USD	32,865	EUR	29,724	State Street Bank	5/18/22	(68)
USD	15,132	EUR	13,733	State Street Bank	5/18/22	(83)
USD	202,697	GBP	149,444	Morgan Stanley	5/18/22	6,427
USD	2,222	GBP	1,668	Royal Bank Of Canada	5/18/22	31
USD	106,024	JPY	12,260,393	State Street Bank	5/18/22	5,212

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						33,747

Unrealized Appreciation						49,132
Unrealized Depreciation						(15,385)
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,493,000 or 0.2% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,196,059,000 or 20.2% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,661,000.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,898,000.

(l)	Security or a portion of the security is on loan at period end.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $809,000 and $798,000, respectively.

(p)	The coupon rate will be determined upon settlement of the loan after period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	151
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,457
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,515
New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111
Southeastern Grocers, Inc.	6/01/18	4,108
Tricer Holdco SCA	10/16/09 - 12/30/17	6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	672,089	1,148,519	1,314,250	166	-	-	506,358	1.0%
Fidelity Emerging Markets Debt Central Fund	2,568,423	61,401	12,089	26,395	(1,575)	(198,721)	2,417,439	93.6%
Fidelity Floating Rate Central Fund	1,489,622	14,650	92,727	14,651	(5,112)	(8,258)	1,398,175	43.6%
Fidelity Mortgage Backed Securities Central Fund	21	1	21	-	(1)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	234,493	1,068,178	625,599	254	-	-	677,072	1.5%
Total	4,964,648	2,292,749	2,044,686	41,466	(6,688)	(206,979)	4,999,044

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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